Other Current Assets - Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Receivables from government agencies	$ 220	$ 127
Taxes and other government receivables	45	56
Advances	36	46
Prepayments	42	54
Loans and deposits	9	13
Interest receivable	1	1
Derivative instruments	1	43
Receivables from equity-method investments		8
Other current assets	36	41
Total	$ 390	$ 389